Accrued and Other Current Liabilities	6 Months Ended
Jun. 30, 2021
Payables and Accruals [Abstract]
Accrued and Other Current Liabilities

Note 8. Accrued and Other Current Liabilities

Accrued and other current liabilities consisted of the following:

	June 30, 2021	December 31, 2020
Accrued Interest	$18,629	$449
Accrued Payroll	33,112	-
Sales Tax Payable	17,633	-
Other Accrued Expenses & Payables	66,994	48,795
Accrued and other current liabilities	$136,368	$49,244